PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Jun. 30, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consisted of the following:

	As of June 30,
	2025	2024
Prepaid expenses	$6,959	$6,677
Rental and other deposits	264,711	139,038
Accounts receivable collected by other third parties	2,848,770	1,885,077
Others	8,348	10,320
Total prepaid expenses and other current assets	$3,128,788	$2,041,112